Statement of Changes in Net Assets Available for Benefits - EBP 000	9 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 9,730,534
Dividends and interest	1,654,463
Total investment income	11,384,997
Interest income on notes receivable from participants	238,458
Contributions:
Employer, net of forfeitures	1,519,668
Participant	4,273,468
Rollovers	405,407
Total contributions	6,198,543
Total additions	17,821,998
Deductions from net assets attributed to:
Benefits paid to participants	9,771,587
Administrative expenses	168,677
Total deductions	9,940,264
Net increase in net assets available for benefits	7,881,734
Net assets available for benefits at end of year	$ 81,037,150